Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates	12 Months Ended
Dec. 31, 2020
Computers and software [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Estimated useful life	(Mainly 33)
Computers and software [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Annual rates	20.00%
Computers and software [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Annual rates	33.00%
Machines [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Annual rates	7.00%
Machines [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Annual rates	33.00%
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Estimated useful life	(Mainly 6)
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Annual rates	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Annual rates	15.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Estimated useful life	Over the shorter of the period of the lease or the life of the assets
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment depreciation rates [Line Items]
Annual rates	15.00%